Note 6 - Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2019	2018
	(In thousands)
Revolving credit facility, 4.00% and 3.35%, due through 2022	$155,278	$293,459
Farm Credit term loan, 4.77% and 4.48%, due 2022	99,906	99,871
Bluegrass tax exempt bonds, 3.19% and 3.11%, due 2033	10,000	9,983
Lease financing obligations, 2.62%, due through 2020	-	4,028
Secured promissory note, 6.35%, due through 2020	262	1,046
Economic development note, 2.00%, due through 2021	583	793
Other	216	216
Total	266,245	409,396
Less current portion	345	1,663
Long-term debt	$265,900	$407,733

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending March 31:
2020	$345
2021	500
2022	255,184
2023	-
2024	-
Thereafter	10,216
Total	$266,245